Share-Based Compensation - Additional Information (Details)			12 Months Ended
	Jul. 07, 2023 $ / shares shares	Jul. 05, 2018	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 $ / shares $ / shares shares	Jul. 07, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange ratio			0.18048%
Stock-based compensation expense | $			$ 3,450,000		$ 116,000
Unrecognized compensation expense | $			$ 600,000	$ 600,000
Common stock shares reserved for future issuance			15,726,525	15,726,525	10,924,038	10,924,038
Shares Granted			1,308,081
Exercise price | $ / shares			$ 2.4	$ 2.4	$ 0.88	$ 0.88
Issued options fully vested	794,643
Remaining options vesting	252,121		1,046,764	1,046,764			252,121
Award vesting period	4 years
Unrecognized compensation expense weighted-average period of recognition			3 years 8 months 4 days
Exercise of stock options (in shares)			84,072
weighted-average grant-date fair value per share of share options granted | $ / shares				$ 3.9		$ 0.82
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense | $			$ 2,600,000
Unrecognized compensation expense | $			$ 600,000	$ 600,000
Common stock shares reserved for future issuance			2,706,941	2,706,941	1,575,785	1,575,785
Shares Granted	1,046,764
Exercise price | (per share)	$ 5.87						$ 4.24
Unrecognized compensation expense weighted-average period of recognition			3 years 8 months 4 days
Exercise of stock options (in shares)			15,494
The Old Plans
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense | $			$ 400,000
Unrecognized compensation expense | $			$ 0	$ 0
Common stock shares reserved for future issuance			2,706,941	2,706,941
Options to purchase common shares			2,706,941	2,706,941
Incremental compensation cost | $			$ 0
Number of options remain available for grant			0	0
The Old Plans | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of issuance of common stock options		15.00%
The Old Plans | Maximum | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options vesting service period		4 years
The Old Plans | Minimum | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options vesting service period		3 years
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance			2,607,943	2,607,943
Increase in number of share reserved for future issuance in the beginning of the year			1,946,226,000,000
2023 Plan | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock value on date of grant			100.00%
2023 Plan | Maximum | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option term			10 years
Non-Voting Common Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional awards approved for issuance	1,046,764						1,046,764
Common stock shares reserved for future issuance	2,822,493				1,775,729	1,775,729	2,822,493
Vesting Immediately Upon Grant Date | The Old Plans | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vesting rights		100.00%